Business Combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 16, 2020	Dec. 31, 2020	Dec. 31, 2019
Increase in number of authorized common stock shares		635,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Number of shares designated		10,000,000
Shares issued in Private Placement Financing		15,853,052
Investor
Shares issued in Private Placement Financing		15,853,052
Business acquisition, share price		$ 10.00
Business acquisition, transaction costs		$ 158.5
Flying Eagle Acquisition Corporation [Member]
Number of shares released to sponsors		5,000,000
Number of shares released to shareholders		5,000,000
Stock Election Shares
Business combination subject to old common stock shares		359,518,849
Cash Election Shares
Business combination subject to old common stock shares		75,786,931
Convertible Common Stock
Conversion of Stock, Shares Converted		0.7471
Class A common stock
Conversion of Stock, Shares Converted	122,000,000	191,932,861
Business combination subject to old common stock shares		191,932,860
Number of shares released to sponsors		5,000,000
Number of shares released to shareholders		5,000,000
Increase in number of authorized common stock shares		500,000,000
Common stock, par value		$ 0.0001
Class B common stock
Conversion of Stock, Shares Converted		76,663,551
Business combination subject to old common stock shares		76,663,551
Increase in number of authorized common stock shares		125,000,000
Common stock, par value		$ 0.0001
Class B common stock | Flying Eagle Acquisition Corporation [Member]
Conversion of Stock, Shares Converted		10,000,000